Earnings per share	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Earnings per share

16 – Earnings per share

	Year ended December 31,	2011	2010	2009

Basic earnings per share		$5.45	$4.51	$3.95
Diluted earnings per share		$5.41	$4.48	$3.92

The following table provides a reconciliation between basic and diluted earnings per share:

In millions	Year ended December 31,	2011	2010	2009

Net income		$2,457	$2,104	$1,854

Weighted-average shares outstanding		451.1	466.3	469.2
Effect of stock options		3.3	3.8	4.3
Weighted-average diluted shares outstanding		454.4	470.1	473.5

Basic earnings per share are calculated based on the weighted-average number of common shares outstanding over each period. Diluted earnings per share are calculated based on the weighted-average diluted shares outstanding using the treasury stock method, which assumes that any proceeds received from the exercise of in-the-money stock options would be used to purchase common shares at the average market price for the period. For the years ended December 31, 2011, 2010 and 2009, the weighted-average number of stock options that were not included in the calculation of diluted earnings per share, as their inclusion would have had an anti-dilutive impact, were 0.1 million, nil and 0.4 million, respectively.